Leases - Change in the Company's Lease Liabilities (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Balance at beginning of the period	$ 2,135	$ 1,505
Additions	586	1,083
Remeasurements	812	476
Additions from business combinations	0	13
Disposals	(277)	(309)
Payments	(690)	(631)
Foreign exchange effects	(20)	17
Effects of changes in foreign exchange rates	(25)	(19)
Balance at end of the period	$ 2,521	$ 2,135